CONDENSED CONSOLIDATED STATEMENT OF PROFIT AND LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CONDENSED CONSOLIDATED STATEMENT OF PROFIT AND LOSS
Revenue	$ 470,398	$ 24,683
Other operating income	17,079	9,619
Total operating income	487,477	34,302
Research and development expenses	(273,907)	(189,251)
Selling, general and administrative expenses	(129,599)	(67,926)
Total operating expenses	(403,506)	(257,177)
Change in fair value on non-current financial assets	11,152	934
Operating income / (loss)	95,123	(221,941)
Financial income/(expense)	(745)	(2,403)
Exchange gains/(losses)	(18,375)	245
Profit / (Loss) for the period before taxes	76,003	(224,099)
Income tax (expense)/benefit	(12,835)	(2,491)
Profit / (Loss) for the period	63,167	(226,590)
Profit / (Loss) for the period attributable to owners of the parent	$ 63,167	$ (226,590)
Weighted average number of shares outstanding	50,638,702	43,476,103
Basic profit / (loss) per share	$ 1.25	$ (5.21)
Diluted profit / (loss) per share	$ 1.17	$ (5.21)